INCOME TAXES (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Valuation Allowance Percentage	100.00%	100.00%
Operating Loss Carryforwards	$ 14,104,000	$ 11,254,000